Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Adjusted Earnings Per Share
					Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$16,462,630	$21,276,792	$3,017,982	$3,537,064	$175	$190	$1,480.1	$7.43
2024	14,625,659	14,778,769	2,101,572	2,309,103	153	159	1,376.1	6.83
2023	14,538,544	19,613,798	2,847,648	3,659,296	139	135	1,313.2	6.38
2022	13,119,641	13,667,339	2,933,740	2,987,503	117	114	1,159.5	5.68
2021	12,919,431	23,384,945	2,905,396	4,553,585	122	121	990.1	4.85
2020					100	100

Named Executive Officers, Footnote
In all the years in question, David A. Zapico was our PEO. The non-PEO NEOs included in average compensation shown in columns (d) and (e) above are named in the table below.

2025	2024	2022 - 2023	2021
Dalip M. Puri	Dalip M. Puri	William J. Burke	William J. Burke
John W. Hardin	Tony J. Ciampitti	Tony J. Ciampitti	John W. Hardin
David F. Hermance	John W. Hardin	John W. Hardin	Timothy N. Jones
Ronald J. Oscher	Thomas C. Marecic	Ronald J. Oscher	Thomas C. Marecic
William J. Burke

Peer Group Issuers, Footnote
The 2025 Total Shareholder Return (“TSR”) depicts a hypothetical $100 investment in our common stock on December 31, 2020, and shows the value of that investment (assuming the reinvestment of dividends) at the end of each calendar year. A hypothetical $100 investment in the peer group using the same methodology is shown for comparison. The peer group referenced in the table below is the S&P 500 Industrials.

PEO Total Compensation Amount	$ 16,462,630	$ 14,625,659	$ 14,538,544	$ 13,119,641	$ 12,919,431
PEO Actually Paid Compensation Amount	$ 21,276,792	14,778,769	19,613,798	13,667,339	23,384,945
Adjustment To PEO Compensation, Footnote	The following table sets forth the adjustments made during the most recent year represented in the PVP table to arrive at compensation “actually paid” to our PEO and the average compensation “actually paid” to our Non-PEO NEOs.

	2025
Adjustments to Determine Compensation “Actually Paid"	PEO	Average of Non-PEO NEOs
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	$(172,300)	$(32,100)
Deduction for amounts reported under the “Stock Awards” column in the SCT	(8,781,306)	(1,269,051)
Deduction for amounts reported under the “Option Awards” column in the SCT	(2,165,634)	(315,235)
Increase for “Service Cost” for pension plans	31,284	6,751
Fair value of current year's equity awards that remain unvested as of year-end	13,267,684	1,917,081
Change in fair value of prior years' equity awards that remain unvested as of year-end	1,773,901	202,078
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	860,534	9,558
Total Adjustments	$4,814,163	$519,082

Non-PEO NEO Average Total Compensation Amount	$ 3,017,982	2,101,572	2,847,648	2,933,740	2,905,396
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,537,064	2,309,103	3,659,296	2,987,503	4,553,585
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the adjustments made during the most recent year represented in the PVP table to arrive at compensation “actually paid” to our PEO and the average compensation “actually paid” to our Non-PEO NEOs.

	2025
Adjustments to Determine Compensation “Actually Paid"	PEO	Average of Non-PEO NEOs
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	$(172,300)	$(32,100)
Deduction for amounts reported under the “Stock Awards” column in the SCT	(8,781,306)	(1,269,051)
Deduction for amounts reported under the “Option Awards” column in the SCT	(2,165,634)	(315,235)
Increase for “Service Cost” for pension plans	31,284	6,751
Fair value of current year's equity awards that remain unvested as of year-end	13,267,684	1,917,081
Change in fair value of prior years' equity awards that remain unvested as of year-end	1,773,901	202,078
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	860,534	9,558
Total Adjustments	$4,814,163	$519,082

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The most important performance measures used to link executive compensation and company performance during the most recently completed fiscal year, sorted alphabetically, were:

Adjusted Earnings Per Share
Relative Total Shareholder Return
Return on Tangible Capital

Total Shareholder Return Amount	$ 175	153	139	117	122	$ 100
Peer Group Total Shareholder Return Amount	190	159	135	114	121	$ 100
Net Income (Loss)	$ 1,480,100,000	$ 1,376,100,000	$ 1,313,200,000	$ 1,159,500,000	$ 990,100,000
Company Selected Measure Amount	7.43	6.83	6.38	5.68	4.85
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Non-GAAP Measure Description
The company-selected measure we use to link CAP to company performance during the most recently completed fiscal year is adjusted earnings per share (“Adjusted EPS”). Adjusted EPS is net income, adjusted for tax-effected acquisition-related intangible amortization, divided by the total number of fully diluted shares of our common stock outstanding. Adjusted EPS is an important performance measure used to determine annual short-term incentive award amounts. Additionally, changes in Adjusted EPS are closely correlated to changes in the year-end fair market value of AMETEK’s common stock, which significantly influences CAP. Finally, Adjusted EPS is a measure of our executive officers’ success at increasing stockholder returns.
The ratio of our PEO’s CAP to the average CAP to our non-PEO NEOs has increased or decreased, as the case may be, in correlation to the year-over-year increase or decrease to our Adjusted EPS, Relative Total Shareholder Return and Return on Tangible Capital. As our PEO receives a greater percentage of equity-based compensation than the non-PEO NEOs, higher Cumulative TSR has a greater impact on the calculation of the amount of compensation actually paid (“CAP”) to our PEO than it does on the calculation of the amount of CAP paid to the non-PEO NEOs.
Net income is not a performance metric we use when setting executive compensation but is included in the PVP table above as required. The tables below show the relationship between Adjusted EPS and CAP, and Net Income and CAP. Because Net Income is a primary component of Adjusted EPS, the relationships are similar.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Tangible Capital
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,814,163
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,300)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,284
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,267,684
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,773,901
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	860,534
PEO | Adjustment, Deduction for Amounts Reported Under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,781,306)
PEO | Adjustment, Deduction for Amounts Reported Under the Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,165,634)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	519,082
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,100)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,751
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,917,081
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	202,078
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,558
Non-PEO NEO | Adjustment, Deduction for Amounts Reported Under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,269,051)
Non-PEO NEO | Adjustment, Deduction for Amounts Reported Under the Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (315,235)